ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Narrative) (Details) (CNY)	Dec. 31, 2013
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
Accounts receivable pledged	74,735,777